DIVIDEND NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 21, 2025	Jul. 31, 2023	Nov. 30, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends declared						$ 0	$ 0	$ 7,395,694
Payments to shareholders							$ 1,965,706
Interest rate dividend percentage			6.00%
Outstanding dividends notes payable including principal and interest	$ 3,900,000			$ 118,362	$ 4,023,923	$ 4,023,923
Issuance of shares		18,000
Common Class A [Member]
Outstanding dividends notes payable including principal and interest	$ 1,300,000
Issuance of shares	84,662			31,160	14,461
Common Class B [Member]
Outstanding dividends notes payable including principal and interest	$ 2,600,000
Issuance of shares	165,663